Financial instruments: valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in level 3 assets
At 1 January	£ 202,880
At 31 December	162,882	£ 202,880
Level 3
Movement in level 3 assets
At 1 January	2,052	1,723
Amounts recorded in the income statement	143	(122)
Amounts recorded in the statement of comprehensive income	(20)	23
Level 3 transfers in	726	128
Level 3 transfers out	(337)	(109)
Purchases/Originations	814	1,416
Settlements/Other decreases	(115)	(411)
Sales	(958)	(590)
Foreign exchange and other adjustments	28	(6)
At 31 December	2,333	2,052
Level 3 | Financial assets, class [member]
Movement in level 3 assets
Amounts recorded in the income statement in respect of balances held at year end - unrealised	141	(126)
Level 3 | Trading assets
Movement in level 3 assets
At 1 January	1,658	1,388
Amounts recorded in the income statement	157	(93)
Amounts recorded in the statement of comprehensive income	0	0
Level 3 transfers in	194	125
Level 3 transfers out	(269)	(104)
Purchases/Originations	629	965
Settlements/Other decreases	(115)	(47)
Sales	(857)	(573)
Foreign exchange and other adjustments	6	(3)
At 31 December	1,403	1,658
Amounts recorded in the income statement in respect of balances held at year end - unrealised	157	(93)
Level 3 | Financial assets, other
Movement in level 3 assets
At 1 January	394	335
Amounts recorded in the income statement	(14)	(29)
Amounts recorded in the statement of comprehensive income	(20)	23
Level 3 transfers in	532	3
Level 3 transfers out	(68)	(6)
Purchases/Originations	185	452
Settlements/Other decreases		(364)
Sales	(101)	(17)
Foreign exchange and other adjustments	22	(3)
At 31 December	930	394
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ (16)	£ (32)